PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Employee advances		¥ 1,294,840		$ 203,189	¥ 2,292,700
Input VAT recoverable		2,310,475		362,564	1,780,484
Prepayments and deposits		465,073,710		72,980,215	1,551,118
Receivable in relating to disposal of a subsidiary		55,251,240		8,670,125
Other receivables, net of allowance for doubtful accounts of RMB6,619,312 and RMB5,655,941, as of December 31, 2020 and 2021, respectively		4,179,023		655,779	4,231,165
Prepayments and other current assets, total		528,109,288		$ 82,871,872	9,855,467
Purchase of Antminer Bitcoin Mining Machines | item	24,000
Total consideration payable for Bitcoin mining machines	$ 82,800,000
Perpayments for purchased servers for the cryptocurrency business		346,500,000	$ 54,400,000
Total prepaid amount on license agreements		98,200,000	15,400,000
Other receivables, allowance for doubtful accounts | ¥		¥ 5,655,941			¥ 6,619,312
Total payment commitment			$ 44,800,000